Income Tax Status	12 Months Ended
Dec. 31, 2025
Puerto Rico Group Savings Plan
Income Tax Status
Income Tax Status
4.	Income Tax Status

On August 25, 2014, the Plan received a determination letter from the Puerto Rico Department of Treasury stating that the Plan, as then designed, was qualified under Sections 1165(a) and 1165(e) of the Puerto Rico Internal Revenue Code of 1994 (the “PR Code”). The Plan has been amended and restated since receiving the determination letter. However, the Plan Administrator believes the Plan is currently designed and being operated in compliance with the applicable requirements of the PR Code and, therefore, believes that the Plan, as amended and restated, is qualified and the related trust is tax exempt.

Accounting principles generally accepted in the United States of America require Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the organization has taken an uncertain position that more likely than not would not be sustained upon examination by the applicable taxing authorities. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.